Consolidated statements of comprehensive income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income [Abstract]
Profit (loss)	$ (102,654)	$ (53,197)
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	3,897	(4,959)
Equity investments at FVOCI - net change in fair value	22,059	16,986
Equity instruments at FVOCI - net change in fair value - equity-accounted investee	0	(39)
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations	(30,384)	26,807
Other comprehensive income (loss)	(4,428)	38,795
Total comprehensive income	(107,082)	(14,402)
Other comprehensive income (loss) attributable to:
Equity holders	(4,426)	38,799
Non-controlling interest	(2)	(4)
Other comprehensive income (loss)	(4,428)	38,795
Total comprehensive income (loss) attributable to:
Equity holders	(107,003)	(14,370)
Non-controlling interest	(79)	(32)
Total comprehensive income (loss) for the year	$ (107,082)	$ (14,402)